Condensed Parent Company Financial Information (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash	$ 14,186	$ 22,922
Premises and equipment, net of accumulated depreciation	13,395	12,049
Other assets	5,991	5,198
Total Assets	633,119	608,665
Liabilities:
Other liabilities	4,301	3,794
Total liabilities	560,561	537,104
Shareholders' equity:
Common stock	3,761	3,761
Surplus	14,674	14,669
Retained earnings	62,717	58,642
Accumulated other comprehensive income (loss)	(866)	1,397
Treasury stock, at cost	(7,728)	(6,908)
Total shareholders' equity	72,558	71,561	$ 67,772	$ 63,009
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	633,119	608,665
Parent Company [Member]
Assets:
Cash	294	334
Investment in bank subsidiary	83,950	82,564
Premises and equipment, net of accumulated depreciation		267
Other assets	1,222	1,239
Total Assets	85,466	84,404
Liabilities:
Junior subordinated deferrable interest debentures	12,806	12,773
Other liabilities	102	70
Total liabilities	12,908	12,843
Shareholders' equity:
Total shareholders' equity	72,558	71,561
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 85,466	$ 84,404